Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net income available to common stockholders	$ 135	$ 211
Adjustments to reconcile net income to net cash flows from operating activities:
Net amortization of premiums and accretion of discounts on investments	83	136
Gain on sale of loans	(1,437)	(2,146)
Proceeds from loans sold	62,069	72,249
Loans originated for sale	(59,995)	(70,814)
Amortization of net deferred loan origination costs	(37)	(1)
Depreciation and amortization	445	473
Provision for loan losses	300	271
Stock based compensation	310	133
Expense related to ESOP	72	52
Deferred income tax (benefit) expense	(135)	166
Earnings on investment in bank owned life insurance	(61)	(62)
Increase in accrued interest receivable	(52)	(172)
Decrease (increase) in other assets	42	(341)
Increase (decrease) in other liabilities	334	(632)
Net Cash Flows From Operating Activities	2,073	(477)
Cash Flows from Investing Activities
Purchases of securities available-for-sale	(1,999)	(7,533)
Proceeds from maturities and calls of securities available-for-sale		3,500
Proceeds from principal paydowns on securities available-for-sale	1,901	3,284
Purchases of securities held-to-maturity	(517)	(547)
Proceeds from maturities and calls of securities held-to-maturity	835	1,250
Proceeds from principal paydowns on securities held-to-maturity	178	108
Net increase in loans	(19,293)	(36,789)
Purchase of restricted stock	(1,477)	(1,999)
Redemption of restricted stock	1,110	1,615
Purchase of premises and equipment	(112)	(362)
Net Cash Flows From Investing Activities	(19,374)	(37,473)
Cash Flows from Financing Activities
Net increase in deposits	5,924	33,757
Proceeds from borrowings	67,300	81,001
Repayments on borrowings	(59,921)	(73,367)
Effect of stock repurchase plan	(42)	(1,062)
Net (decrease) increase in official bank checks	(66)	611
Net Cash Flows From Financing Activities	13,195	40,940
Change in Cash and Cash Equivalents	(4,106)	2,990
Cash and Cash Equivalents - Beginning	10,397	7,407
Cash and Cash Equivalents - Ending	6,291	10,397
Supplementary Cash Flows Information
Interest paid	3,905	2,755
Taxes paid	$ 38	$ 453